File No. 333-36529
                                                               File No. 811-3957
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
                   Post-Effective Amendment No.      9                  [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
                                  Amendment No.     10                  [X]
                                                 ----------

                        (Check appropriate box or boxes)

                            VARIFLEX SEPARATE ACCOUNT
                                  (VARIFLEX ES)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

Name of Agent for Service of Process:
Amy J. Lee, Associate General Counsel
Security Benefit Group, Inc.
One Security Benefit Place
Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering:  May 1, 2006

It is proposed that this filing will become effective:

[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485
[X]      on May 1, 2006, pursuant to paragraph (b) of Rule 485
[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]      on May 1, 2006, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under group flexible premium deferred variable annuity contracts.

                                                     [SECURITY BENEFIT(SM) LOGO]
                                                     Security Distributors, Inc.


                                                May 1, 2006


      Prospectus

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      VARIFLEX ES VARIABLE ANNUITY
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                                               -----------------
                                               Important Privacy
                                                Notice Included

                                                 See Back Cover
                                               -----------------


V6913 (R5-06)

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                          VARIFLEX ES VARIABLE ANNUITY

                         Group Flexible Purchase Payment
                       Deferred Variable Annuity Contract

         Issued By:                                             Mailing Address:
Security Benefit Life Insurance Company(R)          Security Benefit Life Insurance Company
One Security Benefit Place                          P.O. Box 750497
Topeka, Kansas 66636-0001                           Topeka, Kansas 66675-0497
1-800-888-2461

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      This Prospectus describes the Variflex ES Variable Annuity Contract
("Variflex ES Contract" or the "Contract"), a flexible purchase payment deferred variable annuity contract, offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for groups in connection with a retirement plan qualified under Section 401, 403(b) or 457 of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.


      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variflex(R) Separate Account, or to the General Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:(1)

o     Neuberger Berman AMT Socially Responsive

o     SBL Equity

o     SBL Large Cap Value

o     SBL Money Market

o     SBL Global

o     SBL Diversified Income

o     SBL Enhanced Index

o     SBL Mid Cap Growth

o     SBL Managed Asset Allocation

o     SBL Equity Income

o     SBL High Yield

o     SBL Small Cap Value

o     SBL Mid Cap Value

o     SBL Small Cap Growth

o     SBL Select 25

1 The SBL Large Cap Growth, SBL Main Street Growth and Income, and SBL Social Awareness Subaccounts are no longer available under the Contract, effective May 1, 2006. As a result, you may no longer allocate Purchase Payments or transfer Contract Value to those Subaccounts. However, you may continue to transfer Contract Value from those Subaccounts. The Board of Directors of SBL Fund has approved the reorganization of the funds underlying those Subaccounts and called a special meeting of shareholders to vote on the proposed reorganizations. If the reorganizations are approved by shareholders at the meeting of shareholders, which is expected to be held on June 1, 2006, SBL Fund Series G (Large Cap Growth), SBL Fund Series W (Main Street Growth and Income) and SBL Fund Series S (Social Awareness) (the "Acquired Funds") will be reorganized on a tax-free basis into SBL Fund Series Y (Select 25), SBL Fund Series H (Enhanced Index) and Neuberger Berman AMT Socially Responsive Portfolio (the "Acquiring Funds"), respectively, on or about June 16, 2006 (the "Closing Date"). Assuming that the reorganizations are consummated, if you have allocated Contract Value to the SBL Large Cap Growth, SBL Main Street Growth and Income, and/or SBL Social Awareness Subaccounts, your Contract Value allocated to each of those Subaccounts will be automatically allocated to the corresponding Acquiring Fund Subaccount, effective on the Closing Date. If you have in place an Automatic Investment Program or a Dollar Cost Averaging or Asset Reallocation option that includes an Acquired Fund Subaccount and you have not provided alternate instructions, the Company will allocate your Purchase Payment or Contract Value under such option to the corresponding Acquiring Fund Subaccount. If you currently have Contract Value allocated to the Acquired Fund Subaccounts, you may transfer it to another Subaccount(s) at any time.


      Amounts allocated to the General Account will accrue interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company.

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      You may return the Contract according to the terms of its Free-Look Right. See "Free-Look Right."

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      The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     This Prospectus is accompanied by the current prospectus for the Underlying Funds. You should read the prospectuses carefully and retain them for future reference.

      The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract will go up and down and you could lose money.


Date: May 1, 2006


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V6913 (R5-05)                                                        32-69134-00

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      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information" dated May 1, 2006, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 37 of this Prospectus.


      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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                                        2

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                                Table of Contents


                                                                        Page

DEFINITIONS .........................................................     4

SUMMARY .............................................................     5
   Purpose of the Contract ..........................................     5
   The Separate Account and the Underlying Funds ....................     5
   Fixed Account ....................................................     5
   Purchase Payments ................................................     5
   Contract Benefits ................................................     5
   Free-Look Right ..................................................     5
   Charges and Deductions ...........................................     5
   Tax-Free Exchanges ...............................................     6
   Contacting the Company ...........................................     6

EXPENSE TABLES ......................................................     7
   Contract Owner Transaction Expenses ..............................     7
   Periodic Expenses ................................................     7
   Example ..........................................................     7

CONDENSED FINANCIAL INFORMATION .....................................     8

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,
   AND THE UNDERLYING FUNDS .........................................    11
   Security Benefit Life Insurance Company ..........................    11
   Published Ratings ................................................    11
   Separate Account .................................................    11
   Underlying Funds .................................................    11

THE CONTRACT ........................................................    13
   General ..........................................................    13
   Application for a Contract .......................................    13
   Purchase Payments ................................................    13
   Allocation of Purchase Payments ..................................    14
   Dollar Cost Averaging Option .....................................    14
   Asset Reallocation Option ........................................    15
   Transfers of Contract Value ......................................    15
   Contract Value ...................................................    17
   Determination of Contract Value ..................................    18
   Cut-Off Times ....................................................    18
   Full and Partial Withdrawals .....................................    18
   Systematic Withdrawals ...........................................    19
   Free-Look Right ..................................................    19
   Death Benefit ....................................................    20

CHARGES AND DEDUCTIONS ..............................................    20
   Contingent Deferred Sales Charge .................................    20
   Mortality and Expense Risk Charge ................................    21
   Account Administration Charge ....................................    21
   Premium Tax Charge ...............................................    21
   Loan Interest Charge .............................................    21
   Other Charges ....................................................    22
   Variations in Charges ............................................    22
   Guarantee of Certain Charges .....................................    22
   Underlying Fund Expenses .........................................    22

ANNUITY PERIOD ......................................................    22
   General ..........................................................    22
   Annuity Options ..................................................    23
   Selection of an Option ...........................................    24

THE FIXED ACCOUNT ...................................................    24
   Interest .........................................................    24
   Death Benefit ....................................................    25
   Contract Charges .................................................    25
   Traditional General Account Option ...............................    25
   DCA Plus Account Option ..........................................    25
   Payments from the Fixed Account ..................................    26

MORE ABOUT THE CONTRACT .............................................    26
   Designation and Change of Beneficiary ............................    26
   Dividends ........................................................    26
   Payments from the Separate Account ...............................    26
   Proof of Age and Survival ........................................    26
   Misstatements ....................................................    26
   Loans ............................................................    26
   Restrictions on Withdrawals from Qualified Plans .................    27
   Restrictions Under the Texas
     Optional Retirement Program ....................................    28

FEDERAL TAX MATTERS .................................................    28
   Introduction .....................................................    28
   Tax Status of Security Benefit
     and the Separate Account .......................................    28
   Qualified Plans ..................................................    29

OTHER INFORMATION ...................................................    32
   Voting of Underlying Fund Shares .................................    32
   Substitution of Investments ......................................    33
   Changes to Comply with Law and Amendments ........................    33
   Reports to Owners ................................................    33
   Electronic Privileges ............................................    34
   State Variations .................................................    34
   Legal Proceedings ................................................    34
   Sale of the Contract .............................................    34
   Legal Matters ....................................................    36

PERFORMANCE INFORMATION .............................................    36

ADDITIONAL INFORMATION ..............................................    37
   Registration Statement ...........................................    37
   Financial Statements .............................................    37

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION ...........    37

OBJECTIVES FOR UNDERLYING FUNDS .....................................    37


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You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or to which we have referred you. We have not authorized anyone to provide you with information that is different.
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                                        3

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Definitions

      Various terms commonly used in this Prospectus are defined as follows:

      Accumulation Period -- The period commencing on the Contract Date and ending on the Annuity Commencement Date or, if earlier, when you terminate the Contract, either through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

      Accumulation Unit -- A unit of measure used to calculate Contract Value.

      Administrative Office -- The Annuity Administration Department of Security Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

      Annuitant -- The person that you designate to receive annuity payments. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      Annuity -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      Annuity Commencement Date -- The date when annuity payments are to begin.

      Annuity Options -- Options under the Contract that prescribe the provisions under which a series of annuity payments is made.

      Annuity Period -- The period beginning on the Annuity Commencement Date during which annuity payments are made.

      Automatic Investment Program -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      Contract -- A certificate issued by the Company to Participants under a Group Allocated Contract as evidence of your benefits under the contract. Certificates under Group Allocated Contracts are referred to herein as the "Contract" or the "Contracts."

     Contract Date -- The date shown as the Contract Date in a Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      Contract Debt -- The unpaid loan balance including loan interest.

      Contractowner or Owner -- The person in whose name the Contract is issued.

      Contract Value -- The total value of your Contract, which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

      Contract Year -- Each twelve-month period measured from the Contract Date.

      Designated Beneficiary -- The person having the right to the death benefit, if any, payable upon the death of the Participant during the Accumulation Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Participant: the Primary Beneficiary; the Secondary Beneficiary; or if neither of the above is alive, the Participant's estate.

      Fixed Account -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company.

      General Account -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      Group Allocated Contract -- A Contract issued to a group in connection with a Qualified Plan or a non-tax qualified retirement plan for which individual certificates are issued and a record of each Participant's interest in the Group Allocated Contract is maintained by the Company.

      Guaranteed Rate -- The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

      Participant -- A Participant under a Qualified Plan and/or a Group Allocated Contract.

      Plan -- The document or agreement defining the retirement benefits and those who are eligible to receive them. The Plan is not part of the Variflex ES Contract and the Company is not a party to the Plan.

      Purchase Payment -- An amount paid to the Company as consideration for the Contract.

      Separate Account -- The Variflex Separate Account, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      Subaccount -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      Underlying Fund -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

      Valuation Date -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Valuation Period -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the

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                                        4

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close of one Valuation Date and ends at the close of the next succeeding
Valuation Date.

      Withdrawal Value -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, a pro rata account administration charge, and any uncollected premium taxes. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relate to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and also described in the Contract.

Purpose of the Contract -- The group flexible purchase payment deferred variable annuity contract ("Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase a Contract on a group basis in connection with a retirement plan qualified under Section 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended. These plans are sometimes referred to in this Prospectus as "Qualified Plans."

The Separate Account and the Underlying Funds -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Fixed Account -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company, which may not be less than the Guaranteed Rate. See "The Fixed Account."

Purchase Payments -- The minimum Purchase Payment is $500, or if you elect an Automatic Investment Program, is $25. See "Purchase Payments."

Contract Benefits -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

      At any time before the Annuity Commencement Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account" and any restrictions imposed by the Plan. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Participant attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The death benefit will vary depending on the Contract's investment results and the age of the Participant on the Contract Date. The Company will pay the death benefit proceeds to the beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment.

      The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

Free-Look Right -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account plus the Contract Value in the Subaccounts plus any charges deducted from Contract Value in the Subaccounts. The Company will refund Purchase Payments allocated to the Subaccounts rather than the Contract Value in those states where it is required to do so.

Charges and Deductions -- The Company does not deduct sales load from Purchase Payments before allocating them to the Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a withdrawal charge). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows. The Free Withdrawal amount is equal in the

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                                        5

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first Contract Year to 10% of Purchase Payments made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation
Date of that Contract Year. The withdrawal charge generally applies to the portion of withdrawals in a Contract Year that exceeds the Free Withdrawal amount for that Contract Year. For the purpose of determining any withdrawal charge, the Company deems withdrawals to be made first from Purchase Payments and then from earnings. The amount of the charge will depend on the number of years the Purchase Payment has been credited under the Contract according to the following schedule:

                   -----------------------------------------
                   Age of Purchase
                   Payment in Years        Withdrawal Charge
                   -----------------------------------------
                          1                       5%
                          2                       5%
                          3                       5%
                          4                       5%
                          5                       5%
                     6 and later                  0%
                   -----------------------------------------

      The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life or a period of at least 5 years. See "Contingent Deferred Sales Charge" for a discussion of other circumstances under which the Company waives the withdrawal charge.

      Mortality and Expense Risk Charge. The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 1.0% of each Subaccount's average daily net assets. See "Mortality and Expense Risk Charge."

      Account Administration Charge. The Company deducts from Contract Value an administration charge of $15 on each anniversary of the Contract Date. Any account administration charge will be deducted from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among those accounts. See "Account Administration Charge."

      Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on annuitization or upon full withdrawal if a premium tax was incurred by the Company and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      Loan Interest Charge. The Company charges an effective annual interest rate on a loan equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). The Company also will credit the amount in the loan account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is 2% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

      Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. For a description of these charges and expenses, see the Prospectus for each Underlying Fund.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

Tax-Free Exchanges -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

Contacting the Company -- You should direct all written requests, notices, and forms required by the Contract and any questions or inquiries to Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3112 or 1-800-888-2461.

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                                        6

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Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."
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   Sales Load on Purchase Payments                                       None
--------------------------------------------------------------------------------
   Deferred Sales Charge
     (as a percentage of amount withdrawn attributable
      to Purchase Payments)                                              5%(1)
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   Transfer Fee (per transfer)                                           None
--------------------------------------------------------------------------------
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Account Administration Charge                                        $  15
--------------------------------------------------------------------------------
   Net Loan Interest Charge(2)                                            2.5%
--------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average
     Contract Value)
--------------------------------------------------------------------------------
   Annual Mortality and Expense Risk Charge                              1.00%
--------------------------------------------------------------------------------
   Total Separate Account Annual Expenses                                1.00%
--------------------------------------------------------------------------------

1 The amount of the contingent deferred sales charge is determined by reference to the number of years the Purchase Payment has remained credited under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments in the first Contract Year, and (2) 10% of Contract Value at the beginning of the Contract Year in each subsequent Contract Year. See "Contingent Deferred Sales Charge" for more information.


2 The net loan cost equals the difference between the amount of interest the Company charges you for a loan (5.5%, or 5.0% if your Contract was issued on or after January 4, 1999) and the amount of interest the Company credits to the loan account, which is credited at the Guaranteed Rate.


--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


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                                                         Minimum       Maximum
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)        0.69%         1.41%
--------------------------------------------------------------------------------

1 Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2005, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2005.
--------------------------------------------------------------------------------


Example -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                                       1          3           5           10
                                     Year       Years       Years       Years
--------------------------------------------------------------------------------
If you surrender your
  Contract at the end of
  the applicable time period       $    701   $   1,232   $   1,786   $   2,747
--------------------------------------------------------------------------------
If you do not surrender
  or you annuitize your
  Contract                              244         752       1,286       2,747
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                        7

--------------------------------------------------------------------------------

Condensed Financial Information


      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31 Because the Neuberger Berman AMT Socially Responsive Subaccount was not in existence as of December 31, 2005, accumulation unit values and ending accumulation units outstanding for this Subaccount have not been provided.

----------------------------------------------------------------------------------------------------------------------
                                   2005       2004       2003       2002       2001     2000(c)    1999(b)    1998(a)
----------------------------------------------------------------------------------------------------------------------
Equity Subaccount
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $   19.90  $   18.64  $   15.48  $   20.60  $   23.47  $   23.89  $   25.40  $   21.03
   End of period .............  $   20.56  $   19.90  $   18.64  $   15.48  $   20.60  $   23.47  $   23.89  $   25.40
Accumulation units outstanding
   at the end of period ......        540      1,804      1,907      1,838      2,241      2,020      1,322         25
----------------------------------------------------------------------------------------------------------------------
Large Cap Value Subaccount
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $   18.13  $   16.53  $   12.96  $   17.26  $   18.54  $   19.10  $   19.85  $   17.73
   End of period .............  $   19.84  $   18.13  $   16.53  $   12.96  $   17.26  $   18.54  $   19.10  $   19.85
Accumulation units outstanding
   at the end of period ......      1,991      2,269      2,233      2,084      2,062      2,031      1,599         57
----------------------------------------------------------------------------------------------------------------------
Money Market Subaccount
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $   12.98  $   13.01  $   13.07  $   13.05  $   12.70  $   12.10  $   11.68  $   11.55
   End of period .............  $   13.19  $   12.98  $   13.01  $   13.07  $   13.05  $   12.70  $   12.10  $   11.68
Accumulation units outstanding
   at the end of period ......         68         68         69         46         12         --         --         --
----------------------------------------------------------------------------------------------------------------------
Global Subaccount
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $   28.84  $   24.52  $   17.27  $   22.57  $   25.98  $   18.75  $   16.98  $   14.18
   End of period .............  $   32.42  $   28.84  $   24.52  $   17.27  $   22.57  $   25.98  $   18.75  $   16.98
Accumulation units outstanding
   at the end of period ......        920        698        632        465        629        307         42         --
----------------------------------------------------------------------------------------------------------------------
Diversified Income Subaccount
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $   16.35  $   15.91  $   15.57  $   14.39  $   13.53  $   11.34  $   13.25  $   13.02
   End of period .............  $   16.49  $   16.35  $   15.91  $   15.57  $   14.39  $   13.53  $   11.34  $   13.25
Accumulation units outstanding
   at the end of period ......        221        187        158        499        172        193         87          7


--------------------------------------------------------------------------------
                                        8

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                   2005       2004       2003       2002       2001     2000(c)    1999(b)    1998(a)
----------------------------------------------------------------------------------------------------------------------
Large Cap Growth Subaccount
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $    6.01  $    5.88  $    4.79  $    6.64  $    7.93  $   10.00         --         --
   End of period .............  $    6.15  $    6.01  $    5.88  $    4.79  $    6.64  $    7.93         --         --
Accumulation units outstanding
   at the end of period ......        947        268        183        292         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
Enhanced Index Subaccount
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $    8.96  $    8.24  $    6.51  $    8.54  $    9.63  $   11.16  $   10.00         --
   End of period .............  $    9.32  $    8.96  $    8.24  $    6.51  $    8.54  $    9.63  $   11.16         --
Accumulation units outstanding
   at the end of period ......      1,192        938        672        325         18         18         --         --
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Subaccount
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $   35.48  $   32.54  $   21.03  $   30.12  $   35.75  $   31.35  $   19.01  $   14.79
   End of period .............  $   37.87  $   35.48  $   32.54  $   21.03  $   30.12  $   35.75  $   31.35  $   19.01
Accumulation units outstanding
   at the end of period ......        433        375        303        206        235        162         --         --
----------------------------------------------------------------------------------------------------------------------
Managed Asset Allocation
 Subaccount
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $   19.71  $   17.98  $   14.66  $   16.38  $   17.44  $   15.98  $   16.36  $   14.60
   End of period .............  $   20.36  $   19.71  $   17.98  $   14.66  $   16.38  $   17.44  $   15.98  $   16.36
Accumulation units outstanding
   at the end of period ......        579      1,559      1,533      1,405      1,348      1,180        761         19
----------------------------------------------------------------------------------------------------------------------
Equity Income Subaccount
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $   26.10  $   23.04  $   18.58  $   21.68  $   21.61  $   17.54  $   18.95  $   16.73
   End of period .............  $   26.81  $   26.10  $   23.04  $   18.58  $   21.68  $   21.61  $   17.54  $   18.95
Accumulation units outstanding
   at the end of period ......        436      1,757      1,688      1,464      1,962      1,984        920          4
----------------------------------------------------------------------------------------------------------------------
High Yield Subaccount
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $   16.69  $   15.11  $   12.54  $   12.61  $   11.94  $   12.52  $   12.48  $   12.09
   End of period .............  $   17.16  $   16.69  $   15.11  $   12.54  $   12.61  $   11.94  $   12.52  $   12.48
Accumulation units outstanding
   at the end of period ......         25         11         --         88        104         37         --          4


--------------------------------------------------------------------------------
                                        9

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                   2005       2004       2003       2002       2001     2000(c)    1999(b)    1998(a)
----------------------------------------------------------------------------------------------------------------------
Small Cap Value Subaccount
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $   21.15  $   17.75  $   11.88  $   12.90  $   10.67  $   10.00         --         --
   End of period .............  $   23.98  $   21.15  $   17.75  $   11.88  $   12.90  $   10.67         --         --
Accumulation units outstanding
   at the end of period ......        656        302        215        118         30         --         --         --
----------------------------------------------------------------------------------------------------------------------
Social Awareness Subaccount
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $   19.87  $   19.08  $   15.55  $   20.12  $   23.38  $   24.40  $   23.37  $   18.63
   End of period .............  $   20.65  $   19.87  $   19.08  $   15.55  $   20.12  $   23.38  $   24.40  $   23.37
Accumulation units outstanding
   at the end of period ......      3,341      3,577      3,434      3,040      3,473      2,521      1,940         10
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value Subaccount
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $   42.16  $   33.54  $   21.96  $   25.82  $   23.47  $   14.92  $   14.94  $   12.58
   End of period .............  $   48.51  $   42.16  $   33.54  $   21.96  $   25.82  $   23.47  $   14.92  $   14.94
Accumulation units outstanding
   at the end of period ......      1,796      2,126      1,960      1,740      1,913      1,521        812         --
----------------------------------------------------------------------------------------------------------------------
Main Street Growth and
 Income(R) Subaccount
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $    8.58  $    7.97  $    6.38  $    7.98  $    8.96  $   10.00         --         --
   End of period .............  $    8.95  $    8.58  $    7.97  $    6.38  $    7.98  $    8.96         --         --
Accumulation units outstanding
   at the end of period ......         --        244        238        125         13         --         --         --
----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Subaccount
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $   16.50  $   14.22  $    9.18  $   12.62  $   17.66  $   13.03  $   10.34  $    8.63
   End of period .............  $   17.56  $   16.50  $   14.22  $    9.18  $   12.62  $   17.66  $   13.03  $   10.34
Accumulation units outstanding
   at the end of period ......      1,703      1,652      1,581      1,153        602        118         --         --
----------------------------------------------------------------------------------------------------------------------
Select 25 Subaccount
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $    8.52  $    7.71  $    6.61  $    9.10  $   10.04  $   11.74  $   10.00         --
   End of period .............  $    9.43  $    8.52  $    7.71  $    6.61  $    9.10  $   10.04  $   11.74         --
Accumulation units outstanding
   at the end of period ......      2,236      2,070      1,848      1,838      1,304        810        571         --
----------------------------------------------------------------------------------------------------------------------


(a) For the period of September 10, 1998 (date of inception of ES Contract) through December 31, 1998.

(b) For the period of May 3, 1999 (date of inception) through December 31, 1999 for Enhanced Index and Select 25 Series.

(c) For the period of May 1, 2000 (date of inception) through December 31, 2000 for Large Cap Growth, Small Cap Value and Main Street Growth and Income(R) Series.

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Contract owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2005, the Company had total assets of approximately $12.3 billion. Together with its subsidiaries, the Company has total funds under management of approximately $15.7 billion.

      The Principal Underwriter for the Contracts is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Corporation, a financial services holding company.


Published Ratings -- The Company may from time to time publish in advertisements, sales literature and reports to Participants the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Participants. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account -- The Company established the Separate Account under Kansas law on January 31, 1984. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under the contracts may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent, the contracts so provide. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contracts. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contracts are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.


      Administrative, Marketing, and Support Service Payments. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in consideration for distribution, administrative, marketing, and other services the Company (or its affiliates) provides. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, issuing, distributing, and administering the Contract.

      12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The Company and SDI anticipate they will receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.

      Administrative Payments. The Company (or its affiliates) also receives from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds) a servicing fee for administrative and other services the Company (or its affiliates) provides relating to Separate Account operations. These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Payments of fees under these agreements do not increase the fees or expenses paid by the Underlying Funds or their shareholders. The Company and its affiliates anticipate they will receive administrative payments that range from 0.05% to 0.60% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.

      Other Payments. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.


--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------


      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

      Total Payments. The Company and its affiliates, including SDI, anticipate they will receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and administrative payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.


      Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will compensate the Company for providing administrative, marketing, and support services, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Participant under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Commencement Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      The Contract is eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 401, 403(b) or 457 of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) pension, profit-sharing and 401(k) plans established by an employer for the benefit of its employees under Section 401, including self-employed individuals' retirement plans (sometimes called HR-10 and Keogh plans), (2) annuity purchase plans of public school systems and certain tax-exempt organizations under
Section 403(b) or (3) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under
Section 457. If you are purchasing the Contract as an investment vehicle for a Qualified Plan, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Application for a Contract -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

Purchase Payments -- The minimum initial Purchase Payment for the purchase of a Contract is $500. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum initial and subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company, provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will notify you that it does not have the necessary information to issue a Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Commencement Date, so long as the Participant is living. Subsequent Purchase Payments may be limited by the terms of the Plan and provisions of the Internal Revenue Code. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25 of any payment being allocated to any one Subaccount or the Fixed Account. The allocations must be whole percentages and must total 100%. Available allocation alternatives include the Subaccounts and the Fixed Account.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

Dollar Cost Averaging Option -- Prior to the Annuity Commencement Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.


      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semi-annual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. You must have Contract Value of at least $10,000 at the time you elect this option.

      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The minimum amount that you may transfer to any one Subaccount is $25. The Company will effect each transfer on the date you specify, or if no date is specified, on the monthly, quarterly, semi-annual or annual anniversary, whichever corresponds to the


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                                       14

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period selected, of the date of receipt at the Administrative Office of a Dollar
Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, the Subaccount has been depleted, or the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. You must have Contract Value of at least $10,000 at the time you elect to reinstate the option. The company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company dos not currently charge a fee for this option. The Dollar Cost Averaging Option is not available while you have Contract Value allocated to the DCA Plus Account.

      You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account."


Asset Reallocation Option -- Prior to the Annuity Commencement Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office, and you must have Contract Value of at least $10,000 at the time you elect this option. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. You must have Contract Value of at least $10,000 at the time you elect to reinstate the option. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for, the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. The Asset Reallocation Option is not available while you have Contract Value allocated to the DCA Plus Account.


      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "The Fixed Account."


Transfers of Contract Value -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date, or you may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $100 or the amount remaining in a given Subaccount.


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                                       15

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The minimum transfer amount does not apply to transfers under the Dollar Cost
Averaging or Asset Reallocation Options.

      You may also transfer Contract Value from the Subaccounts to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

      The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      The Company generally does not limit the frequency of transfers, although the Company reserves the right to limit the number of transfers to 14 in a Contract Year. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.


      If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

--------------------------------------------------------------------------------
                                                                      Number of
                                                                     Round Trips
                           Subaccount                                 Transfers*
--------------------------------------------------------------------------------
SBL Money Market                                                      Unlimited
--------------------------------------------------------------------------------
Neuberger Berman AMT Socially Responsive, SBL Diversified Income,         4
SBL Enhanced Index, SBL Equity, SBL Equity Income, SBL Global, SBL
High Yield, , SBL Large Cap Value, , SBL Managed Asset Allocation,
SBL Mid Cap Growth, SBL Mid Cap Value, SBL Select 25, SBL Small
Cap Growth, SBL Small Cap Value,
--------------------------------------------------------------------------------

* Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
--------------------------------------------------------------------------------


      In addition to the Company's own frequent transfer procedures, managers of the Underlying Funds may contact the Company if they believe or suspect that there

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                                       16

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is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.


      To the extent permitted by applicable law, the Company reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds in the future. The Company expects to be contractually obligated to prohibit transfers by Owners identified by an Underlying Fund and to provide Owner transaction data to the Underlying Funds upon request. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.


      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the SBL Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value -- The Contract Value is the sum of the amounts under your Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

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                                       17

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Determination of Contract Value -- The Contract Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which you have allocated Contract Value, the interest credited to the Fixed Account, payment of Purchase Payments, the amount of any outstanding Contract Debt, partial withdrawals, and the charges assessed in connection with the Contract. The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Fund. The investment performance of the Subaccounts will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by an Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of your interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions, including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract, affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange ("NYSE"), normally 3:00 p.m. Central Time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge under the Contract.

Cut-Off Times -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

Full and Partial Withdrawals -- You may make a partial withdrawal of Contract Value or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Participant is living and before the Annuity Commencement Date, subject to limitations under the Plan and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Commencement Date are permitted only under Annuity Options 5 through 7. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper Withdrawal Request form must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than six years), a pro rata account administration charge, and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge."

      The Company requires the signature of the Participant on any request for withdrawal and a guarantee of such signature to effect the transfer or exchange of all or

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                                       18

--------------------------------------------------------------------------------

part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company, which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $100. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments before the 6th Contract Year will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal and/or premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, the Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge in addition to the payment amount. See "Premium Tax Charge." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the loan account.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account according to your instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

      A full or partial withdrawal, including a systematic withdrawal, may result in the receipt of taxable income to the Participant and, if made prior to the Participant attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 401(a), 403(b) or 457 of the Internal Revenue Code, reference should be made to the terms of the particular Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" And "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


Systematic Withdrawals -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, you may elect to receive systematic withdrawals before the Annuity Commencement Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. You may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as a specified dollar amount, as all earnings in the Contract, or based upon your life expectancy or that of you and a beneficiary. You also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. You may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.


      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated from your Contract Value in the Subaccounts and the Fixed Account, as you direct. If you do not specify the allocation, the systematic withdrawal will be deducted from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify or suspend systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Participant attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans", "Restrictions under the Texas Optional Retirement Program" and "Federal Tax Matters."

Free-Look Right -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. The Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account, plus the Contract Value in the Subaccounts, plus any charges deducted from Contract

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                                       19

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Value in the Subaccounts. The Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value in those states that require it to do so.

Death Benefit -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If the Participant dies prior to the Annuity Commencement Date, the Company will calculate the death benefit payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Participant's death and instructions regarding payment to the Designated Beneficiary. (If the death of the Participant occurs on or after the Annuity Commencement Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options.")

      The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the Participant dies during the Accumulation Period and the age of the Participant was 75 or less on the date the Contract was issued, the amount of the death benefit will be the greatest of:

o The sum of all Purchase Payments, less any reductions caused by previous withdrawals,

o The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by Security Benefit, or

o     The stepped-up death benefit.

The stepped-up death benefit is:

o The largest death benefit on any Contract anniversary that is both an exact multiple of five and occurs prior to the Participant attaining age 76, plus

o     Any Purchase Payments made since the applicable Contract anniversary, less

o     Any withdrawals since the applicable anniversary.

      If the Participant dies during the Accumulation Period and the age of the Participant was 76 or greater on the date the Contract was issued, or if due proof of death (regardless of the age of the Participant on the date the Contract was issued) and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Participant's death, the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" for a discussion of the tax consequences in the event of death.

Charges and Deductions

Contingent Deferred Sales Charge -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a withdrawal charge) on a full or partial withdrawal, including systematic withdrawals, depending upon the number of years the Purchase Payment withdrawn has been credited under the Contract.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments made during the year, and for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year. The withdrawal charge generally applies to the amount of any withdrawal attributable to Purchase Payments that exceeds the Free Withdrawal amount. The withdrawal charge does not apply, however, to withdrawals of earnings. For the purpose of determining any withdrawal charge, the Company deems any withdrawals that are subject to the withdrawal charge to be made first from Purchase Payments and then from earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges. The amount of the charge will depend on the number of years the Purchase Payment has been credited under the Contract, according to the following schedule:

               -----------------------------------------------
               Age of Purchase
               Payment in Years              Withdrawal Charge
               -----------------------------------------------
                      1                             5%
                      2                             5%
                      3                             5%
                      4                             5%
                      5                             5%
                 6 and later                        0%
               -----------------------------------------------

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      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract. No withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) certain systematic withdrawals; or (3) annuity options that provide for payments for life or a period of at least 5 years. In addition, if you are not making the withdrawal for the purpose of exchanging your Contract for another investment available under your Plan, the Company will waive the withdrawal charge under the following circumstances:

o     Your Contract has been in force for 15 Contract Years or longer

o You are totally and permanently disabled as defined under section 72(m)(7) of the Internal Revenue Code

o The withdrawal is made to satisfy the minimum distribution requirements of the Internal Revenue Code and regulations thereunder

o You are age 55 or older and your Contract has been in force for five Contract Years or longer

The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

Mortality and Expense Risk Charge -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contracts. The charge is equal to an annual rate of 1.00% of each Subaccount's average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses.

Account Administration Charge -- The Company will deduct from your Contract Value an account administration charge of $15 at each Contract anniversary. The account administration charge is not assessed against Contract Value which has been applied under Annuity Options 1 through 4 or 8. The Company deducts the account administration charge on each Contract Anniversary, but will waive the charge if your Contract Value is $10,000 or more on the date the charge is to be deducted. Any account administration charge will be deducted from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company will deduct a pro rata account administration charge upon:

o     A full withdrawal of Contract Value

o     Payment of a death benefit

o The Annuity Commencement Date if one of Annuity Options 1 through 4 or 8 is elected

The purpose of this charge is to reimburse the Company for the expenses associated with administration of the Contracts. The Company does not expect to profit from this charge.

Premium Tax Charge -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Participant's state of residence and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company generally deducts this charge upon the Annuity Commencement Date or upon full withdrawal if a premium tax was incurred and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Loan Interest Charge -- The Company charges an effective annual interest rate on a loan equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). The Company also will credit the amount in the loan account with an effective annual interest rate equal to the Guaranteed Rate. After

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offsetting interest credited at the Guaranteed Rate, the net cost of a loan is
2% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

Other Charges -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, the operations of the Company with respect to the Contracts, or payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

Variations in Charges -- The Company may reduce or waive the amount of the contingent deferred sales charge and account administration charge for a Contract where the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement. The Company will only reduce or waive such charges where expenses associated with the sale of the Contract or the costs associated with administering and maintaining the Contract are reduced.

Guarantee of Certain Charges -- The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.00% of each Subaccount's average daily net assets and the account administration charge will not exceed $15 per Contract Year.


Underlying Fund Expenses -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, you indirectly bear a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in the Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.


Annuity Period

General -- You select the Annuity Commencement Date at the time of application. The Annuity Commencement Date may not be prior to the third annual Contract anniversary and may not be deferred beyond your 85th birthday, although the terms of the Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Commencement Date, the Annuity Commencement Date will be the later of the Annuitant's 70th birthday or the tenth Contract Anniversary. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Commencement Date.

      On the Annuity Commencement Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms--either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Commencement Date, reduced by any applicable premium taxes and withdrawal charges and any outstanding Contract Debt. If you elected one of Annuity Options 1 through 4 or 8, the Company will also deduct a pro rata account administration charge.

      The Contracts provide for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Commencement Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates. If no Annuity Option has been selected, annuity payments will be made to the Annuitant under an automatic option, which shall be an annuity payable during the lifetime of the Annuitant with payments guaranteed to be made for 10 years under Option 2.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example, a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for

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shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency.

      You may designate or change an Annuity Commencement Date or Annuity Option provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Commencement Date set forth in the Contract. The date selected as the new Annuity Commencement Date must be at least 30 days after the date written notice requesting a change of Annuity Commencement Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Participant cannot change the Annuity Option, make partial withdrawals, or surrender his or her annuity and receive a lump-sum settlement in lieu thereof. Under Annuity Options 5 through 7, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals) after the Annuity Commencement Date, subject to any applicable withdrawal charge, premium tax charge and pro rata account administration charge.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.

Annuity Options --

      Option 1 -- Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurs prior to the due date of the second annuity payment, two if death occurs prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant, regardless of the number of payments received.

      Option 2 -- Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

      Option 3 -- Life with Installment Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      Option 4 -- Joint and Last Survivor. Periodic annuity payments will be made during the lifetime of either Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants die prior to the second annuity payment due date, two if both die prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      Option 5 -- Payments for Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner, with the guarantee that if, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

      Option 6 -- Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until the amount applied and interest thereon are exhausted, with the guarantee that if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

      Option 7 -- Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      Option 8 -- Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the Primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants die prior to the second annuity payment due date, two if both die prior to the third annuity payment due date, etc. As in the case of Options 1 and 4, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

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      Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase, and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment, but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

Selection of an Option -- You should carefully review the Annuity Options with your financial or tax advisers. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under Qualified Plans, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

The Fixed Account

      You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. There are two Fixed Account options, the Traditional General Account and the DCA Plus Account, as discussed on page 25. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

      Amounts allocated to the Fixed Account options become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account.

Interest -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, the Company may credit interest at different Current Rates on the Traditional General Account and DCA Plus Account options. Therefore, at any time, various

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portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the Fixed Account option selected. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, withdrawals, loans or transfers from the Fixed Account will be deemed to be taken from Purchase Payments and Contract Value allocated to the Fixed Account on a first in, first out basis. Any interest attributable to such amounts shall be deemed to be taken before the amount of the Purchase Payment or other Contract Value allocated to the Fixed Account. For more information about transfers and withdrawals from the Fixed Account, see the discussion of the Fixed Account options below.

      If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

Death Benefit -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value in the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

Contract Charges -- Premium taxes will be the same for Contractowners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. The charges for mortality and expense risks and the account administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

Traditional General Account Option -- You may allocate Purchase Payments to this option and may transfer Contract Value from the Subaccounts to this option. The Company limits transfer from this option to the Subaccounts as discussed below.

      Prior to the Annuity Commencement Date, you may transfer from the Traditional General Account option to the Subaccounts in a Contract Year not more than the greatest of (1) $5,000, (2) one-third of the Contract Value allocated to the option at the time of the first transfer in the Contract Year, or (3) 120% of the amount transferred from the Traditional General Account option during the previous Contract Year. The Company reserves the right for a period of time to allow transfers from this option in amounts that exceed the limits set forth above ("Waiver Period"). In any Contract Year following such a Waiver Period, the total dollar amount that may be transferred from the Traditional General Account option is the greatest of (1) above, (2) above, or
(3) 120% of the lesser of: (i) the dollar amount transferred from the Traditional General Account option in the previous Contract Year; or (ii) the maximum dollar amount that would have been allowed in the previous Contract Year under the transfer provisions above absent the Waiver Period.

      You may make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Contractowners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Plan. See "Loans."

DCA Plus Account Option -- This option is available only for Purchase Payments allocated to a Contract during the first two Contract Years.

      Your Purchase Payments allocated to this option will be transferred monthly to one or more of the Subaccounts over a period of one year (the "Transfer Year"). The Transfer Year begins on the date a Purchase Payment is first allocated to this option and the first monthly transfer is made on the same date in the following month. When you first allocate a Purchase Payment to this option, you must submit to the Company written instruction specifying the Subaccounts to which such transfers should be made. (The transfers may not be made to the Traditional General Account option.) The monthly transfers from the DCA Plus Account to the Subaccounts will be made in amounts determined by dividing the Contract Value allocated to the DCA Plus Account by the number of months remaining in the Transfer Year. If subsequent Purchase Payments are allocated to the DCA Plus Account during a Transfer Year, they will be transferred to the Subaccounts you select over the balance of the Transfer Year. As a result, any subsequent Purchase Payments may be allocated to the DCA Plus Account for less than a year. You should consider whether allocating a subsequent Purchase Payment to the DCA Plus Account is appropriate in light of the amount of time remaining in the Transfer Year. If a Purchase Payment is allocated to the DCA Plus Account after the initial Transfer Year has ended, a new Transfer Year will begin with respect to that Purchase Payment.

      You may not transfer Contract Value from the Subaccounts or the Traditional General Account option to this option. Full and partial withdrawals are allowed as discussed under "Full and Partial Withdrawals."

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                                       25

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Payments from the Fixed Account -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Designation and Change of Beneficiary -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Participant during the Accumulation Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the
Participant: the Primary Beneficiary; the Secondary Beneficiary; or if neither of the above is alive, the Participant's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Participant during the Accumulation Period. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Participant, careful consideration should be given to the designation of the Primary Beneficiary. The Participant may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date the form is signed, subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends -- The Contract is participating and will share in the surplus earnings of the Company. However, the current dividend scale is zero and the Company does not anticipate that dividends will be paid. Certain states will not permit the Contract to be issued as a dividend-paying policy.

Payments from the Separate Account -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the NYSE is closed, other than customary weekend and holiday closings,

o     During which trading on the NYSE is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

Proof of Age and Survival -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements -- If you misstate the age or sex of an Annuitant or Participant, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Loans -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Commencement Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month

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period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. Reference should be made to the terms of your particular Plan for any additional loan restrictions.

      When an eligible contractowner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account." Amounts allocated to the Loan Account earn 3%, the minimum rate of interest guaranteed under the Fixed Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

      Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is 2% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

      Loans must be repaid within five years, unless the loan is to be used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Commencement Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

      If you do not make any required loan payment within 30 days of the due date for loans with a monthly repayment schedule or within 90 days of the due date for loans with a quarterly repayment schedule, your total outstanding loan balance will be deemed to be in default for tax reporting purposes. The entire loan balance, with any accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has gone into default, regularly scheduled payments will not be accepted. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value or after the Contractowner attains age 59 1/2. The Contract will be automatically terminated if the outstanding loan balance on a loan in default equals or exceeds the Withdrawal Value. The proceeds from the Contract will be used to repay the debt and any applicable withdrawal charge. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

      While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

      In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

      You should consult with your tax adviser on the effect of a loan.

      Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Contractowners should contact their agent concerning availability of loans in their state.

Restrictions on Withdrawals from Qualified Plans -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of

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the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the Participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, purchasing a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure, that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

      The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Participant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

Restrictions Under the Texas Optional Retirement Program -- If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education.

Federal Tax Matters

Introduction -- The Contract described in this Prospectus is designed for use by groups which are Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Participant, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving a Contract.

Tax Status of Security Benefit and the Separate Account --

      General. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become

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payable with respect to the income of the Separate Account and its Subaccounts.

      Charge for Security Benefit Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or the operations of the Company with respect to the Contracts, or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Contractowner has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in a Contract owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Participant from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

Qualified Plans -- The Contract may be used with Qualified Plans that meet the requirements of Section 401, 403(b), or 457 of the Code. You should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the Plan, to the Participant or to both

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                                       29

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may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the Plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Participants, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consent that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, a Participant's Beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their Beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      Section 401. Code Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing and 401(k) plans) for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees and therefore eligible to participate in such plans. Retirement plans established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.


      In order for a retirement plan to be "qualified" under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting; (ii) not discriminate in favor of "highly compensated" employees; (iii) provide contributions or benefits that do not exceed certain limitations; (iv) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan;
(v) provide for distributions that comply with certain minimum distribution requirements; (vi) provide for certain spousal survivor benefits; and (vii) have a written plan document that complies with all the requirements of Code Section 401; and (viii) comply with numerous other qualification requirements.

      A retirement plan qualified under Code Section 401 may be funded by employer contributions, employee contributions or a combination of both. Plan participants are normally not subject to tax on employer contributions until such amounts are actually distributed from the plan. Certain accounts in a 401(k) plan that allow "Roth" contributions beginning in 2006 are subject to tax when made. However, income earned on those after-tax Roth contributions can be distributed free from any federal income tax in a "qualified distributions." Other plans, rarely seen in recent years, provide or once provided for contributions that are made on an after-tax basis. For these and other 401(a) plans, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

      Each employee's interest in a retirement plan qualified under Code Section 401 must generally be distributed or begin to be distributed by April 1 following the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). The required beginning date for 5% owners is April 1 following the calendar year in which the owner attains age 70 1/2. Periodic distributions must be made, beginning by the required beginning date, in installments at least equal to amounts determined under regulations prescribed by the Internal Revenue Service.

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed to a designated beneficiary before the close of the calendar year following the year of the employee's death and be made in installments at least equal to amounts determined under regulations prescribed by the Internal Revenue Service. If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary, or if delayed distributions are elected by the designated beneficiary, the entire account must be distributed by the end of the fifth full calendar year following the employee's death.


      Annuity payments distributed from a retirement plan qualified under Code
Section 401 are taxable under Section 72 of the Code. Section 72 provides that the portion of each payment attributable to contributions that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment. The portion so excluded is determined by dividing the employee's investment in the plan by (1) the number of anticipated payments determined under a table set forth in Section 72 of the Code or (2) in the case of a contract calling for installment payments, the number of monthly annuity payments under such contract. The portion of each payment in excess of the exclusion amount is taxable as ordinary income. Once

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the employee's investment has been recovered, the full annuity payment will be taxable. If the employee should die prior to recovering his entire investment, the unrecovered investment will be allowed as a deduction on his final return. If the employee made no contributions that were taxable when made, the full amount of each annuity payment is taxable to him as ordinary income.

      A "lump-sum" distribution from a retirement plan qualified under Code
Section 401 may be eligible for favorable tax treatment by certain individuals. A "lump-sum" distribution means the distribution within one taxable year of the balance to the credit of the employee which becomes payable: (i) on account of the employee's death, (ii) after the employee attains age 59 1/2, (iii) on account of the employee's termination of employment (in the case of a common law employee only) or (iv) after the employee has become disabled (in the case of a self-employed person only).

      As a general rule, a lump-sum distribution is fully taxable as ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free. However, ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

      Distributions from a retirement plan qualified under Code Section 401 may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Section 403(b) annuities are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 401 of the Code. See "Section 401."

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. Prior to 2002, numerous limitations applied to the amount of contributions that could be made to a Section 403(b) annuity contract. These limitations were referred to as the "maximum exclusion allowance." The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.


      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. Beginning in 2006, however, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis.


      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      Section 457. Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments, such as schools, as well as tax-exempt organizations to defer a portion of their compensation without paying current taxes if those employees are participants in an eligible deferred compensation plan. A Section 457 plan may permit the purchase of Contracts to provide benefits thereunder.

      Although a participant under a Section 457 plan may be permitted to direct or choose methods of investment in the case of a tax-exempt employer sponsor, all amounts deferred under the plan, and any income thereon, remain solely the property of the employer and subject to the claims of its general creditors until paid to the participant. The assets of a Section 457 plan maintained by a state or local government employer must be held in trust (or a custodial account or an annuity contract) for the exclusive benefit of plan participants. A
Section 457 plan must not permit the distribution of a participant's benefits until the participant attains age 70 1/2, terminates employment or incurs an "unforeseeable emergency."

      Section 457 plans are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 401 of the Code. See "Section 401." Since under a Section 457 plan contributions are generally excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence or other distributions are made. Distributions from a Section 457 plan for a tax-exempt employer are not eligible for tax-free rollovers. Beginning in 2002, distributions from a governmental 457 plan may be rolled over to another eligible retirement plan including an IRA.

      Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the individual's gross income until some future time.


      If any portion of the balance to the credit of an employee in a Section 401 plan or Section 403(b) plan (other than Roth sources) or a governmental
Section 457 plan is paid to the participant in an "eligible rollover distribution" and the participant transfers any portion of


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the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, required minimum distributions, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as eligible rollover distributions. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      An "eligible retirement plan" will be another retirement plan qualified under Code Section 401, a Section 403(b) plan, a traditional individual retirement account or annuity under Code Section 408, or a governmental deferred compensation plan under Code Section 457.


      For a Roth 401(k) or 403(b) account, a rollover, including a direct rollover, can only be made to the same kind of account in another plan (such as a Roth 401(k) to a Roth 401(k), but not a Roth 403(b)) or to a Roth IRA. In early 2006, the rules for rollovers of Roth distributions have not been made final by the Internal Revenue Service. Anyone attempting to rollover Roth 401(k) or 403(b) contributions should seek competent tax advice.


      A Section 401 plan, a Section 403(b) plan or a governmental 457 plan must generally provide a participant receiving an eligible rollover distribution the option to have the distribution transferred directly to another eligible retirement plan.

      Tax Penalties. Premature Distribution Tax. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that is rolled over or transferred in accordance with Code requirements; or (viii) that is transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree. The 10% penalty tax is generally not applicable to distributions from a Section 457 plan.

      Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

      Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of fewer than ten years) from a Qualified Plan (other than IRAs and tax-exempt entity Section 457 plans) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Participant considering purchase of a Contract in connection with a Qualified Plan should first consult a qualified and competent tax adviser with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Information

Voting of Underlying Fund Shares -- The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each of the Underlying Funds held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as

--------------------------------------------------------------------------------
                                       32

--------------------------------------------------------------------------------

of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      Voting rights attributable to your Contract Value in a Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Contractowners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the Fixed Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments -- The Company reserves the right, without the consent of the Owner or Participant, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Participants the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. In addition, upon 30 days notice to the Owner, the Company may make other changes to the Contract that will apply only to individuals who become Participants after the effective date of the change.

Reports to Owners -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year and the Contract Value as of the end of the year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will

--------------------------------------------------------------------------------
                                       33

--------------------------------------------------------------------------------

include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.


Electronic Privileges -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make financial transactions on your behalf.


      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Participant's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), or are otherwise available, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests, provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

Legal Proceedings -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

      In 2003 and 2004, the SEC requested information from the Company relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries were similar to those made to many financial service companies as part of an industry-wide investigation by the SEC into the practices, policies, and procedures relating to trading in mutual fund shares. The Company responded to the information requests and is not aware of any problems with respect to such matters involving the Company, SDI, or the Separate Account.

Sale of the Contract -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

      Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek &

--------------------------------------------------------------------------------
                                       34

--------------------------------------------------------------------------------


Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2005, 2004, and 2003, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $1,520,779, $1,664,120, and $1,654,766, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

      Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.


      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.


      Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

      The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2005 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
Vantage Securities, Inc., OFG Financial Services, Inc., Aquarius Fund Distributors, Inc., Brecek & Young Advisors, Inc., Morgan Keegan & Company, Inc., Legend Equities Corporation, PlanMember Securities Corporation, Retirement Plan Advisors, Inc., Lincoln Investment Planning, Inc., Questar Capital Corporation, Geneos Wealth Management, Inc., VSR Financial Services, Inc., Legacy Financial Services, Inc., Investment Advisors and Consultants, Inc. and PacVest Associates, Inc.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The

--------------------------------------------------------------------------------
                                       35

--------------------------------------------------------------------------------

payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.


      Additional Compensation Paid to Affiliated Selling Broker-Dealers. In addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of the Contract in accordance with its respective internal compensation program.




Legal Matters -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company's authority to issue the Contracts under Kansas law, and the validity of the forms of the Contracts under Kansas law.

Performance Information

      Performance information for the Subaccounts, including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Participants.

      Current yield for the Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the SBL Money Market Subaccount yields may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), will reflect the deduction of the account administration charge, mortality and expense risk charge and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contracts were not available for purchase until September 1, 1998, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donaghue Money Market Institutional Averages, the Lehman Brothers Government Corporate Index, the Morgan Stanley Capital International's EAFE Index or other indices measuring performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general or representative of a particular type of security; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other rating services, companies, publications, or persons who

--------------------------------------------------------------------------------
                                       36

--------------------------------------------------------------------------------

rank separate accounts or other investment products on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

      Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and (iii) the Company's rating or a rating of the Company's claim-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Additional Information

Registration Statement -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


Financial Statements -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of the Variflex Separate Account at December 31, 2005, and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


Table of Contents for Statement of Additional Information

      The Statement of Additional Information contains more specific information and financial statements relating to the Company and its Subsidiaries. The table of contents of the Statement of Additional Information is set forth below:

THE CONTRACT
  Valuation of Accumulation Units
  Computation of Variable Annuity Payments
  Illustration
  Termination of Contract
  Group Contracts

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
  Section 401
  Section 403(b)
  Section 457

ASSIGNMENT

SAFEKEEPING OF VARIFLEX ACCOUNT ASSETS

STATE REGULATION

EXPERTS

FINANCIAL STATEMENTS

Objectives for Underlying Funds

--------------------------------------------------------------------------------
There is no guarantee that any Underlying Fund will meet its investment objective.
--------------------------------------------------------------------------------

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

--------------------------------------------------------------------------------
                                       37

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                 Share Class (if
Underlying Fund                  applicable)       Investment Objective           Investment Adviser
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT             Class S           Long-term growth of capital    Neuberger Berman Management Inc.
Socially Responsive                                                               605 Third Avenue
Portfolio                                                                         New York, NY  10158
                                                                                  (Investment Adviser)
                                                                                  Neuberger Berman, LLC
                                                                                  605 Third Avenue
                                                                                  New York, NY  10158
                                                                                  (Sub-adviser)

------------------------------------------------------------------------------------------------------------------
SBL Fund Series A                                  Long-term capital growth       Security Management Company, LLC
(SBL Equity)                                                                      One Security Benefit Place
                                                                                  Topeka, KS  66636

------------------------------------------------------------------------------------------------------------------
SBL Fund Series B                                  Long-term growth of capital    Security Management Company, LLC
(SBL Large Cap Value)                                                             One Security Benefit Place
                                                                                  Topeka, KS  66636

------------------------------------------------------------------------------------------------------------------
SBL Fund Series C                                  High level of current income   Security Management Company, LLC
(SBL Money Market)                                 as is consistent with          One Security Benefit Place
                                                   preserving capital             Topeka, KS  66636

------------------------------------------------------------------------------------------------------------------
SBL Fund Series D                                  Long-term growth of capital    Security Management Company, LLC
(SBL Global)                                                                      One Security Benefit Place
                                                                                  Topeka, KS  66636
                                                                                  (Investment Adviser)
                                                                                  OppenheimerFunds, Inc.
                                                                                  498 Seventh Avenue
                                                                                  New York, NY  10018
                                                                                  (Sub-adviser)

------------------------------------------------------------------------------------------------------------------
SBL Fund Series E                                  Current income with security   Security Management Company, LLC
(SBL Diversified Income)                           of principal                   One Security Benefit Place
                                                                                  Topeka, KS  66636

------------------------------------------------------------------------------------------------------------------
SBL Fund Series H                                  Outperform S&P 500 Index       Security Management Company, LLC
(SBL Enhanced Index)                                                              One Security Benefit Place
                                                                                  Topeka, KS  66636
                                                                                  (Investment Adviser)
                                                                                  Northern Trust Investments, N.A.
                                                                                  50 LaSalle Street
                                                                                  Chicago, IL  60675
                                                                                  (Sub-adviser)

------------------------------------------------------------------------------------------------------------------
SBL Fund Series J                                  Capital appreciation           Security Management Company, LLC
(SBL Mid Cap Growth)                                                              One Security Benefit Place
                                                                                  Topeka, KS  66636
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       38

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
SBL Fund Series N                                  High level of total return     Security Management Company, LLC
(SBL Managed Asset Allocation)                                                    One Security Benefit Place
                                                                                  Topeka, KS  66636
                                                                                  (Investment Adviser)
                                                                                  T. Rowe Price Associates, Inc.
                                                                                  100 East Pratt Street
                                                                                  Baltimore, MD  21202
                                                                                  (Sub-adviser)

------------------------------------------------------------------------------------------------------------------
SBL Fund Series O                                  Substantial dividend income    Security Management Company, LLC
(SBL Equity Income)                                and capital appreciation       One Security Benefit Place
                                                                                  Topeka, KS  66636
                                                                                  (Investment Adviser)
                                                                                  T. Rowe Price Associates, Inc.
                                                                                  100 East Pratt Street
                                                                                  Baltimore, MD  21202
                                                                                  (Sub-adviser)

------------------------------------------------------------------------------------------------------------------
SBL Fund Series P                                  High current income            Security Management Company, LLC
(SBL High Yield)                                                                  One Security Benefit Place
                                                                                  Topeka, KS  66636

------------------------------------------------------------------------------------------------------------------
SBL Fund Series Q                                  Long-term capital              Security Management Company, LLC
(SBL Small Cap Value)                              appreciation                   One Security Benefit Place
                                                                                  Topeka, KS  66636
                                                                                  (Investment Adviser)
                                                                                  Wells Capital Management Inc.
                                                                                  525 Market Street
                                                                                  San Francisco, CA  94105
                                                                                  (Sub-adviser)

------------------------------------------------------------------------------------------------------------------
SBL Fund Series V                                  Diversified portfolio of       Security Management Company, LLC
(SBL Mid Cap Value)                                equity securities that, when   One Security Benefit Place
                                                   purchased, have market         Topeka, KS  66636
                                                   capitalizations that are
                                                   similar to those of
                                                   companies in the Russell
                                                   2500 Value Index

------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       39

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
SBL Fund Series X                                  Long-term growth of capital    Security Management Company, LLC
(SBL Small Cap Growth)                                                            One Security Benefit Place
                                                                                  Topeka, KS  66636
                                                                                  (Investment Adviser)
                                                                                  RS Investment Management, L.P.
                                                                                  388 Market Street
                                                                                  San Francisco, CA  94111
                                                                                  (Sub-adviser)

------------------------------------------------------------------------------------------------------------------
SBL Fund Series Y                                  Long-term growth of capital    Security Management Company, LLC
(SBL Select 25)                                                                   One Security Benefit Place
                                                                                  Topeka, KS  66636

------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       40

--------------------------------------------------------------------------------
SECURITY BENEFIT LIFE INSURANCE COMPANY(R)
A Member of The Security Benefit Group of CompaniesSM
One Security Benefit Place, Topeka, Kansas 66636-0001














                                   VARIFLEX ES
                           VARIABLE ANNUITY CONTRACTS






STATEMENT OF ADDITIONAL INFORMATION


MAY 1, 2006
RELATING TO THE PROSPECTUS DATED, MAY 1, 2006,

AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME
(785) 438-3112 (800) 888-2461

SECURITY BENEFIT LIFE INSURANCE COMPANY

A Member of The Security Benefit Group of Companies
One Security Benefit Place, Topeka, Kansas 66636-0001




                                   VARIFLEX ES
                           VARIABLE ANNUITY CONTRACTS


                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                   May 1, 2006


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Variflex ES Variable Annuity Contracts (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated, May 1, 2006, by calling 1-800-888-2461, or writing to Security Benefit Life Insurance Company, One Security Benefit Place, Topeka, Kansas 66636-0001. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.


                                TABLE OF CONTENTS

                                                       Page
THE CONTRACT...........................................   3
   Valuation of Accumulation Units.....................   3
   Computation of Variable Annuity Payments............   3
   Illustration........................................   3
   Termination of Contract.............................   4
   Group Contracts.....................................   4
LIMITS ON PURCHASE PAYMENTS PAID
   UNDER TAX-QUALIFIED RETIREMENT PLANS................   4
   Section 401.........................................   4
   Section 403(b)......................................   4
   Section 457.........................................   4
ASSIGNMENT.............................................   5
SAFEKEEPING OF VARIFLEX ACCOUNT ASSETS.................   5
STATE REGULATION.......................................   5
EXPERTS................................................   5
FINANCIAL STATEMENTS...................................   5



--------------------------------------------------------------------------------
                                        2

THE CONTRACT
The following provides additional information about the Contract which supplements the description in the Prospectus and which may be of interest to some Contractowners.

VALUATION OF ACCUMULATION UNITS -- The Accumulation Unit value for a Subaccount on any day is equal to (a) divided by (b), where (a) is the net asset value of the Underlying Fund shares of the Subaccount less the Mortality and Expense Risk Fee and any deduction for provision for federal income taxes and (b) is the number of Accumulation Units of that Subaccount at the beginning of that day.

The value of a Contract on any Valuation Date during the Accumulation Period can be determined by multiplying the total number of Accumulation Units of each Subaccount within Variflex(R) credited to the Contract by the applicable Accumulation Unit value of each such Subaccount. During the Accumulation Period, all cash dividends and other cash distributions made to each Subaccount will be reinvested in additional shares of the corresponding Underlying Fund.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS --

DETERMINATION OF AMOUNT OF FIRST ANNUITY PAYMENT. For Annuities under options 1, 2, 3, and 4, the Contracts specify tables indicating the dollar amount of the first monthly payment under each optional form of Annuity for each $1,000 applied. The total first monthly annuity payment is determined by multiplying the value of the Contract or Participant's Individual Account (expressed in thousands of dollars) by the amount of the first monthly payment per $1,000 of value, in accordance with the tables specified in the Contract. The value of the Contract or Participant's Individual Account for the purpose of establishing the first periodic payment under options 1, 2, 3, 4 and 8 or similar life contingent payment options mutually agreed upon is equal to the number of Accumulation Units applied to the option times the Accumulation Unit value at the end of the date the first annuity payment is made. For Annuities under options 5 and 6 or other mutually agreed upon non-life contingent payment options, the value of the Contract or Participant's Individual Account for the purpose of the first and subsequent periodic payments is based on the Accumulation Unit value at the end of the day the annuity payment is made.

AMOUNT OF THE SECOND AND SUBSEQUENT ANNUITY PAYMENTS. For Variable Annuities under options 1, 2, 3 and 4, the amount of the first monthly annuity payment determined as described above is divided by the applicable value of an Annuity Unit (see below) for the day in which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity period and each subsequent payment period. The dollar amount of the annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the day the payment is due.

ANNUITY UNIT. The value of an Annuity Unit of each Subaccount originally was set at $1.00. The value of an Annuity Unit for any subsequent day is determined by multiplying the value for the immediately preceding day by the product of (a) the Net Investment Factor for the day for which the value is being calculated and (b) 0.9999057540, the interest neutralization factor (the factor required to neutralize the assumed investment rate of 3 1/2% built into the annuity rates contained in the Contract). The Net Investment Factor of any Subaccount is determined by subtracting 0.00002753555, the Mortality and Expense Risk Fee, from the ratio of (a) to (b) where (a) is the value of a share of the Underlying Fund at the end of the day plus the value of any dividends or other distributions attributable to such share during a day and minus any applicable income tax liabilities as determined by the Company, and (b) is the value of a share of the Underlying Fund at the end of the previous day.

ILLUSTRATION -- The Annuity Unit and the Annuity payment may be illustrated by the following hypothetical example: Assume an annuitant at the Annuity Commencement Date has credited to his Contract 4,000 Accumulation Units and that the value of an Accumulation Unit at the end of the Annuity Commencement Date was $5.13, producing a total value for the contract of $20,520. Any premium taxes due would reduce the total value of the Contract that could be applied towards the Annuity; however, in this illustration it is assumed no premium taxes are applicable. Assume also the Annuitant elects an option for which the annuity table in the Contract indicates the first monthly payment is $6.40 per $1,000 of value applied; the resulting first monthly payment would be 20.520 multiplied by $6.40, or $131.33.

Assume the Annuity Unit value for the day on which the first payment was due was $1.0589108749. When this is divided into the first monthly payment the number of Annuity Units represented by that payment is 124.0236578101. The value of the same number of Annuity Units will be paid in each subsequent month.

Assume further the value of a Subaccount share was $5.15 at the end of the day preceding the date of the second annuity payment, that it was $5.17 at the end of the due date of the second Annuity payment and that there was no cash income during such second day. The Net Investment Factor for that second day was
1.0038834951 ($5.17 divided by $5.15 minus 0.00002753555). Multiplying this factor by 0.9999057540 to neutralize the assumed


--------------------------------------------------------------------------------
                                        3
investment rate (the 3 1/2% per annum built into the number of Annuity Units as determined above) produces a result of 1.0037888831. The Annuity Unit value for the valuation period is therefore $1.0640077696, which is 1.0037888831 x $1.0599915854 (the value at the beginning of the day).

The current monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 124.0236578101 times $1.0640077696, which produces a current monthly payment of $131.96.

TERMINATION OF CONTRACT -- The Company reserves the right to terminate your Contract during the Accumulation Period if Contract Value is less than $2,000. Termination of a Variflex ES Contract may have adverse tax consequences. (See the Prospectus at "Full and Partial Withdrawals" and "Federal Tax Matters.")

GROUP CONTRACTS -- In the case of Group Allocated Variflex ES Contracts, a master group contract is issued to the employer or other organization, or to the trustee, who is the Contractowner. The master group contract covers all Participants. Where funds are allocated to a Participant's Individual Account, each Participant receives a certificate which summarizes the provisions of the master group contract and evidences participation in the Plan established by the organization.


LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
SECTION 401 -- The applicable annual limits on Purchase Payments for a Contract used in connection with a retirement plan that is qualified under Section 401 of the Internal Revenue Code depend upon the type of plan. Total Purchase Payments on behalf of a Participant to all defined contribution plans maintained by an employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $44,000, or (b) 100% of the Participant's annual compensation. Salary reduction contributions to a cash-or-deferred (401(k)) arrangement under a profit sharing plan are subject to additional annual limits under Section 402(g). Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any individual may receive under an employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. Rollover contributions are not subject to the annual limitations described above.


SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $15,000.

The $15,000 limit will be adjusted for inflation in $500 increments after 2006. If an individual is age 50 or over, catch-up contributions can be made to a 403(b) annuity during each tax year equal to $5,000.

The $5,000 limit will also be adjusted for inflation in $500 increments after 2006.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the
Section 415(c) limit is the lesser of (i) $44,000, or (ii) 100% of the employee's annual compensation.

SECTION 457 -- Contributions on behalf of an employee to a Section 457 plan generally are limited to the lesser of (i) $15,000 or (ii) 100% of the employee's includable compensation.

The $15,000 limit will be adjusted for inflation in $500 increments after 2006..

If the employee participates in more than one Section 457 plan, the applicable dollar limit applies to contributions to all such programs. The Section 457 limit may be increased during the last three years ending before the year the employee reaches his or her normal retirement age. In each of these last three years, the plan may permit a special "catch-up" amount in addition to the regular amount to be deferred. Alternatively, if an individual is age 50 or over, catch-up contributions can



--------------------------------------------------------------------------------
                                        4
be made to a 457 plan established by a governmental employer during the tax year equal to $5,000.

The $5,000 limit will be adjusted for inflation in $500 increments after 2006. An individual eligible for both types of catch up contributions can make the type that produces the highest total contribution limit.


ASSIGNMENT
Variflex ES Contracts issued to plans or trusts qualified under Section 401, 403(b) or 457 of the Internal Revenue Code cannot be assigned by the Contractowner.


SAFEKEEPING OF VARIFLEX
ACCOUNT ASSETS
The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.


STATE REGULATION
As a life insurance company organized under the laws of Kansas, the Company (including Variflex) is subject to regulation by the Commissioner of Insurance of the State of Kansas. An annual statement is filed with the Kansas Commissioner of Insurance on or before March 1 each year covering the operations of the Company for the prior year and its financial condition on December 31 of that year. the Company is subject to a complete examination of its operations, including an examination of the liabilities and reserves of the Company and Variflex, by the Kansas Commissioner of Insurance whenever such examination is deemed necessary by the Commissioner. Such regulation and examination does not, however, involve any supervision of the investment policies applicable to Variflex.

In addition, the Company is subject to insurance laws and regulations of the other jurisdictions in which it is or may become licensed to operate. Generally, the insurance department of any such other jurisdiction applies the laws of the state of domicile in determining permissible investments.


EXPERTS
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of the Variflex Separate Account at December 31, 2005, and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of the Variflex Separate Account at December 31, 2005, and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


--------------------------------------------------------------------------------
                                        5

                                     PART C
                                OTHER INFORMATION


Item 24.      Financial Statements and Exhibits

              a.   Financial Statements

                   The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are incorporated herein by reference to the financial statements filed with the SBL Variable Annuity Account XIV Post-Effective Amendment No. 9 under the Securities Act of 1933 and Post-Effective Amendment No. 19 under the Investment Company Act of 1940 to Registration Statement No. 333-52114 (filed April 28, 2006).

                   The financial statements for the Variflex Separate Account at December 31, 2005 and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements, are incorporated herein by reference to the financial statements filed with the Variflex Separate Account's (Variflex) Post-Effective Amendment No. 30 under the Securities Act of 1933 and Amendment No. 29 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 28, 2006).

              b.   Exhibits

                     (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
                     (2)   Not Applicable
                     (3)   (a)   Facilities Agreement(j)
                           (b)   SBL Variable Products Sales Agreement(g)
                           (c)   SBL Variable Products Commission Schedule(f)
                           (d)   Marketing Organization Agreement and Commission
                                 Schedule(e)
                           (e)   Amendment to Marketing Organization, SBL
                                 Variable Products Broker/Dealer Sales, and SBL
                                 Variable Product Sales Agreement(i)
                           (f)   SBL Variable Products Commission Schedule (ES)
                           (g)   Distribution Agreement(b)
                     (4)   (a)   Group Allocated Contract (GV6322  8-98)(c)
                           (b)   Group Allocated Contract-Unisex
                                 (GV6322  8-98U)(c)
                           (c)   Group Certificate (GVC6322  8-98)(c)
                           (d)   Group Certificate-Unisex (GVC6322  8-98U)(c)
                           (e)   Loan Endorsement (Form V6066 10-00)(h)
                           (f)   Tax-Sheltered Annuity Endorsement
                                 (Form 6832A  R9-96)(a)
                           (g)   Section 457 Endorsement (V6054  1-98)(c)
                           (h)   Method for Deductions Endorsement
                                 (V6071  3-01)(e)
                     (5)   (a)   Group Enrollment (Form GV7592 9-98)(d)
                           (b)   Group Enrollment (Form GV7592-1 1-99)(d)
                     (6)   (a)   Composite of Articles of Incorporation of
                                 SBL(k)
                           (b)   Bylaws of SBL(j)
                     (7) Not Applicable

                     (8)   (a)   Participation Agreement - Neuberger Berman -
                                 AMT Funds(b)
                     (9)   Opinion of Counsel(f)
                    (10)   Consent of Independent Registered Public Accounting
                           Firm
                    (11)   Not Applicable
                    (12)   Not Applicable
                    (13)   Not Applicable


(a) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-36529 (filed September 26, 1997).

(b) Incorporated herein by reference to the exhibits filed with Registration Statement No. 2-89328 (filed April 28, 2006).

(c) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-36529 (filed August 31, 1998).

(d) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-36529 (filed May 1, 2000).

(e) Incorporated herein by reference to the exhibits filed with Registration Statement No. 2-89328 (filed April 11, 2001).

(f) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-36529 (filed April 11, 2001).

(g) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).

(h) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-41180 (filed February 16, 2001).

(i) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).

(j) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(k) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-52114 (filed February 23, 2005).

Item 25.      Directors and Officers of the Depositor

              Name and Principal
               Business Address      Positions and Offices with Depositor
              ------------------     ------------------------------------
              Kris A. Robbins*       President, Chief Executive Officer and Director

              Thomas A. Swank*       Senior Vice President, Chief Financial Officer,
                                     Treasurer and Director

              J. Michael Keefer*     Senior Vice President, General Counsel, Secretary
                                     and Director

              Malcolm E. Robinson*   Senior Vice President, Assistant to the President and
                                     Chief Executive Officer and Director

              Venette R. Davis*      Senior Vice President, People Development & Brand
                                     Identity

              Michael G. Odlum*      Senior Vice President and Chief Investment Officer

              David J. Keith*        Senior Vice President, IT and Customer Management

              Kalman Bakk, Jr.*      Senior Vice President and Chief Marketing Officer

              Amy J. Lee*            Vice President, Associate General Counsel, and Assistant
                                     Secretary

              Thomas R. Kaehr*       Vice President, Controller and Assistant Treasurer

              Carmen R. Hill*        Assistant Vice President and Chief Compliance Officer

              *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

              The Depositor, Security Benefit Life Insurance Company ("SBL"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly-owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2005, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

              The following chart indicates the persons controlled by or under common control with Variflex Separate Account or SBL:

                                                                                               Percent of Voting
                                                                        Jurisdiction of        Securities Owned
                                                                       Incorporation or            by SBMHC
                                       Name                              Organization      (directly or indirectly)
              Security Benefit Mutual Holding Company                       Kansas                    ---
              (Holding Company)

              Security Benefit Corporation (Holding Company)                Kansas                   100%

              Security Benefit Life Insurance Company (Stock Life           Kansas                   100%
              Insurance Company)

              Security Management Company, LLC (Investment Adviser)         Kansas                   100%

              Security Distributors, Inc. (Broker/Dealer, Principal         Kansas                   100%
              Underwriter of Mutual Funds)

              se(2), inc.(Third Party Administrator)                        Kansas                   100%

              Security Benefit Academy, Inc. (Daycare Company)              Kansas                   100%

              Security Financial Resources, Inc. (Financial Services)       Kansas                   100%

              Security Financial Resources Collective Investments,         Delaware                  100%
              LLC
              (Private Fund)

              First Security Benefit Life Insurance and Annuity            New York                  100%
              Company of New York
              (Stock Life Insurance Company

              Brecek & Young Advisors, Inc.                               California                 100%

              Brecek & Young Financial Services Group of Montana,           Montana                  100%
              Inc.

              Brecek & Young Financial Services Group of Nevada, Inc.       Nevada                   100%

              Brecek & Young Financial Group Insurance Agency of             Texas                   100%
              Texas, Inc.

              SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV and XI, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account (Varilife and SEB), SBL Variable Annuity Account VIII (Variflex Extra Credit), SBL Variable Annuity Account VIII (Variflex LS), SBL Variable Annuity Account VIII (Variflex Signature), SBL Variable Annuity Account XIV (SecureDesigns), SBL Variable Annuity Account XIV (AdvisorDesigns), SBL Variable Annuity Account XIV (NEA Valuebuilder), SBL Variable Annuity Account XIV (AdvanceDesigns), SBL Variable Annuity Account XIV ( Security Benefit Advisor), SBL Variable Annuity Account XIV (AEA Valuebuilder), SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director), SBL Variable Annuity Account XVII (ClassicStrategies), SBL Variable Annuity Account XVII (ThirdFed),
              T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

              Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 31, 2005, the approximate percentage of ownership by the separate accounts for each company is as follows:

                SBL Fund...................................         100%
                Security Income Opportunity Fund...........       59.89%

Item 27.      Number of Contractowners

              As of February 1, 2006, there were 40 owners of Variflex ES Contracts.

Item 28.      Indemnification

              The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

              The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the

                  Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                           (b) Any repeal or modification of the foregoing
                  paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

              Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

              (a) Security Distributors, Inc. ("SDI"), a subsidiary of SBL, acts as distributor of the Variflex Separate Account contracts. SDI also acts as a distributor for SBL Variable Annuity Accounts I, III, IV, XI and XIV (SecureDesigns, NEA Valuebuilder, AdvisorDesigns, AdvanceDesigns, Security Benefit Advisor, NEA Valuebuilder Retirement Income Director and AEA Valuebuilder), SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex Extra Credit, Variflex LS and Variflex Signature), SBL Variable Annuity Account XVII (ClassicStrategies and ThirdFed Variable Annuity), Separate Account IX, Separate Account XVI and Parkstone Variable Annuity Separate Account. SDI acts as distributor for variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL") issued under FSBL's Variable Annuity Account A and Variable Annuity Account B. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser: Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund and Security Financial Resources Collective Investments, LLC.

              (b)      Name and Principal     Position and Offices
                       Business Address*        with Underwriter
                       ------------------     ------------------
                       Gregory J. Garvin      President and Director
                       Michael G. Odlum       Director
                       Frank D. Memmo         Vice President and Director
                       Richard J. Wells       Director
                       Amy J. Lee             Secretary and Chief Compliance Officer
                       Brenda M. Harwood      Vice President, Treasurer and Director

                    *One Security Benefit Place, Topeka, Kansas 66636-0001

              (c)   Not Applicable

Item 30.      Location of Accounts and Records

              All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.      Management Services

              All management contracts are discussed in Part A or Part B.

Item 32.      Undertakings

              (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

              (b) Registrant undertakes that it will include as part of the Variflex Separate Account contract application a space that an applicant can check to request a Statement of Additional Information.

              (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

              (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

              (e) SBL, sponsor of the unit investment trust, Variflex Separate Account, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

              (f) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 28th day of April, 2006.

SIGNATURES AND TITLES

      Security Benefit Life Insurance Company -
      Variflex Separate Account
      (The Registrant)

By:                              KRIS A ROBBINS
      ---------------------------------------------------------------------
      Kris A. Robbins, President, Chief Executive Officer and Director

By:                             THOMAS A. SWANK
      ---------------------------------------------------------------------
      Thomas A. Swank, Senior Vice President, Chief Financial Officer, Treasurer and Director

      Security Benefit Life Insurance Company (The Depositor)

By:                             KRIS A. ROBBINS
      ---------------------------------------------------------------------
      Kris A. Robbins, President, Chief Executive Officer and Director

By:                             THOMAS A. SWANK
      ---------------------------------------------------------------------
      Thomas A. Swank, Senior Vice President, Chief Financial Officer, Treasurer and Director


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 28, 2006.

                              SIGNATURES AND TITLES

By:                            J. MICHAEL KEEFER
      ---------------------------------------------------------------------
      J. Michael Keefer, Senior Vice President, General Counsel, Secretary and Director

By:                           MALCOLM E. ROBINSON
      ---------------------------------------------------------------------
      Malcolm E. Robinson, Senior Vice President and Director

                                  EXHIBIT INDEX


  (1)   None

  (2)   None

  (3)   (a)    None
        (b)    None
        (c)    None
        (d)    None
        (e)    None
        (f)    SBL Variable Products Commission Schedule (ES)
        (g)    None

  (4)   (a)    None
        (b)    None
        (c)    None
        (d)    None
        (e)    None
        (f)    None
        (g)    None
        (h)    None

  (5)   (a)    None
        (b)    None

  (6)   (a)    None
        (b)    None

  (7)   None

  (8)   (a) None


  (9)   None

(10)    Consent of Independent Registered Public Accounting Firm

(11)    None

(12)    None

(13)    None